Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 94.6
Gain (Loss) on derivative instrument	1.2	$ 2.3
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 30.9